Fathom OpCo Predecessor Period Acquisitions - Summit - Additional Information (Details) - USD ($) $ in Thousands	Dec. 23, 2021	Feb. 01, 2021
Business Acquisition [Line Items]
Business combination acquisition costs expensed	$ 19,010
Summit [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interests acquired		100.00%
Business combination acquisition costs expensed		$ 892
Payment of transaction fee to affiliate		$ 225